Expense Example	May 20, 2026 USD ($)
Toews Tactical Income Fund | Toews Tactical Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
Toews Hedged U.S. Fund | Toews Hedged U.S. Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	770
Expense Example, with Redemption, 10 Years	1,709
Toews Hedged U.S. Opportunity Fund | Toews Hedged U.S. Opportunity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	800
Expense Example, with Redemption, 10 Years	1,780
Toews Unconstrained Income Fund | Toews Unconstrained Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	919
Expense Example, with Redemption, 10 Years	2,030
Toews Managed Risk Equity Fund | Toews Managed Risk Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	$ 1,688